Details of Significant Accounts - Leasing arrangements - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details of Significant Accounts
Cash outflow for leases	$ 891	$ 802	$ 848
Interest expense on lease liabilities	18	15	8
Expense on short-term lease contracts	348	352	383
Repayments of principal portion of lease liabilities	$ 525	$ 435	$ 457